Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net loss for the period	$ (1,840)	$ (5,926)	$ (13,671)	$ (5,059)
Adjustment to reconcile net loss for the period to net cash flows from operating activities:
Depreciation of property and equipment	6	1	1	17
Amortization of intangible assets	375	1,061	2,148	855
Gain on sale of interest in subsidiary	(553)
Amortization of debt issue costs				132
Impairment charge			3,761
Amortization of beneficial conversion feature		355	355	101
Shares issued for services		3,282
Shares issued for contract modification	127
Amortization of debt discount				199
Amortization of shares issued for services	423	624	550	270
Warrants issued for services received			544	1,530
Options issued for services received				132
Common shares issued for services received			4,949	1,244
Other income			(930)
Changes in operating assets and liabilities:
Deferred production costs	68
Accounts receivable	71	(237)	(180)	(100)
Other assets	(75)	(476)	(465)	17
Deferred revenue	(290)		105
Accounts payable and accrued expenses	287	(66)	(179)	280
Net cash flows from continuing operating activities	(1,401)	(1,382)	(3,012)	(382)
Net cash flows from discontinued operating activities		(137)	(39)	(321)
Net cash flows from total operating activities	(1,401)	(1,519)	(3,051)	(703)
Cash used in investing activities:
Cash advances to acquisition target	(126)
Proceeds from sale of interest in subsidiary	1,500
Cash consideration on acquisitions (net of cash acquired)		(108)	(168)
Acquisition of fixed assets	(40)	(1)	(2)	(2)
Net cash flows from continuing investing activities	1,334	(109)	(170)	(2)
Net cash flows from discontinued investing activities		(1)	(980)	(261)
Net cash flows from total investing activities	1,334	(110)	(1,150)	(263)
Cash flows from financing activities:
Proceeds from issuance of shares		350	1,449	465
Proceeds from exercise of warrants		988	2,096	980
Proceeds from issuance of convertible notes		200
Proceeds from loan	500
Proceeds from finance contracts	51
Repayment of advances from related parties (net)		(78)	(29)	32
Net cash flows from financing activities - continuing operations	551	1,460	3,516	1,477
Cash flows from financing activities - discontinued operations			301
Net cash flows from financing activities	551	1,460	3,817	1,477
Increase (decrease) in cash during the period	484	(169)	(384)	511
Foreign exchange effect on cash	10	10	(26)	(8)
Cash at beginning of the period	353	763	763
Cash at the beginning of the year - discontinued operations				154
Cash at end of the period	847	604	353	763
Cash paid for interest
Non-cash financing transactions:
Common stock issued in acquisitions			5,722
Common stock issued for software			548
Common stock issued for settlement of accrued compensation				662
Reclassification of preferred shares				62
Forgiveness of related party debt for sale of discontinued operations				$ 1,968
Common stock issued for business combinations		14,220
Common stock issued for conversion of debt		$ 406